Fees Summary	Dec. 03, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 375,000
Previously Paid Amount	0.00
Total Fee Amount	57.41
Total Offset Amount	0.00
Net Fee	57.41
Narrative - Max Aggregate Offering Price	$ 375,000
Final Prospectus	true